Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥) Units shares	Dec. 31, 2020 USD ($) Units shares	Dec. 31, 2019 CNY (¥) Units shares	Dec. 31, 2018 CNY (¥) Units	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)
Convenience translation rate per US$1.00			6.5250					6.5250
Impairment of long-lived assets			¥ 0		¥ 0
Equity method investments			5,187		7,674			$ 795
Advertising expenditures			1,965	$ 301	3,422	¥ 903
Multi-employer defined contribution plan expenses			4,022	616	8,637	7,486
Shipping and handling costs			¥ 73,914	$ 11,328	50,596	32,740
Lease description			a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased asset’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased asset’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date
Proceeds from providing facilitating services							¥ 41,117
Disposal of equity method investment	¥ 300	$ 46
Recognized gain on disposal of equity method investment	¥ 236	$ 36	¥ 236	$ 36	(74)	(162)
Other Income [Member]
Facilitating service income							44,036
Fairv value gain loss on equity interest							¥ 2,919
Guangzhou City Government [Member]
Equity method investments acquired percentage							5.00%
Accounting Standards Update 2016-01 [Member]
Equity method investments			2,919		2,919			447
Shipping and Handling [Member]
Shipping and handling costs			¥ 1,409	$ 216	¥ 1,306	¥ 254
Development and Purchase Collaborative Arrangement [Member] | Biotech Company Limited [Member]
Agreed-upon milestones, initial investment								14,000	¥ 48,733	$ 7,000
Agreed-upon milestones, payments totaling | $								$ 36,000
Development and Purchase Collaborative Arrangement [Member] | Biotech Company Limited [Member] | AAV [Member]
Number of units of product proposed to be sold | Units			1,000	1,000
Number of units delivered | Units			3	3	2	0
Revenue from air mobility solutions			¥ 5,137	$ 787	¥ 3,460	¥ 0
Ehang (Guangzhou) Chuanyue Biotechnology Co., Ltd. [Member]
Equity method investments acquired percentage						20.00%
Series C Redeemable Convertible Preferred stock [Member]
Preferred shares, issued | shares			1,189,397	1,189,397	1,189,397